Warrants - Type Of Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
May 31, 2019 CAD ($) $ / shares shares
Warrant
Warrants
Number of Warrants issued or issuable | shares	2,292,800
Weighted average price | $ / shares	$ 12.25
Warrants Issued, Value | $	$ 1,336
Warrant 2019
Warrants
Number of Warrants issued or issuable | shares	798,997
Weighted average price | $ / shares	$ 1.50
Warrant 2021
Warrants
Number of Warrants issued or issuable | shares	200,000
Weighted average price | $ / shares	$ 3.14
Warrants Issued, Value | $	$ 360
Nuuvera warrant
Warrants
Number of Warrants issued or issuable | shares	1,293,803
Weighted average price | $ / shares	$ 20.30
Warrants Issued, Value | $	$ 976